INCOME TAXES	12 Months Ended
Mar. 31, 2022
Major components of tax expense (income) [abstract]
INCOME TAXES [Text Block]

14. INCOME TAXES

(a)   Provision for Income Taxes

Major items causing the Company's effective income tax rate to differ from the combined Canadian federal and provincial statutory rate of 26.5% (2021 - 26.5%) were as follows:

	2022 $	2021 $
Loss from continuing operations before income taxes	(12,022,113)	(3,868,650)
Loss from discontinued operations before income taxes	(26,671,935)	-
(Loss) before income taxes	(38,694,048)	(3,868,650)

Expected income tax recovery based on statutory rate	(10,254,000)	(1,025,000)
Adjustments to expected income tax benefit:
Stock-based compensation	1,253,000	582,000
Non-deductible expenses and other	8,000	(361,000)
Change in benefit of tax assets not recognised	8,993,000	804,000
Deferred income tax provision (recovery)	-	-

b) Deferred Income Tax

The components of deferred tax are summarised below. Deferred tax assets and liabilities have been offset where they relate to income taxes levied by the same taxation authority and the Company has the legal right and intent to offset.

	2022	2021
	$	$

Recognised deferred tax assets and liabilities
Non-capital losses carry-forwards	78,000	120,000
Right-of-use assets	(78,000)	(120,000)
Net deferred tax assets	-	-

Deferred income tax assets have not been recognised in respect of the following deductible temporary differences:

	2022	2021
	$	$

Non-capital loss carry-forwards	7,998,000	764,000
Equipment	428,000	81,000
Interest in exploration and evaluation property	35,560,000	8,881,000
Share issue costs	1,433,000	212,000
Lease liability	282,000	404,000
Deductible temporary differences	45,701,000	10,342,000

Deferred tax assets have not been recognised in respect of these temporary differences because it is not probable that future taxable profits will be available against which the Company can utilise the benefits.

c) Loss Carry-Forwards

The Company has available non-capital losses for Canadian income tax purposes which may be carried forward to reduce taxable income in future years. If not utilised, the non-capital losses of approximately $8,000,000 will expire between the fiscal years ending March 31, 2032 and March 31, 2042.

The Company has approximately $35,500,000 of Canadian development and exploration expenditures as at March 31, 2022 (2021: $35,000,000), which under certain circumstances may be utilised to reduce the taxable income of future years.